Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

9. Stockholders' Equity (Deficit)

In 2005 and 2006, the Company issued an aggregate of 49,000,000 shares of its Series A Preferred Stock, which includes 4,000,000 shares issued in connection with the purchase of certain assets from Shire Laboratories, Inc. The offering price per share was $1.00, resulting in aggregate gross cash proceeds of $45.0 million. The Company incurred approximately $286,000 in expenses directly related to these offerings, and these expenses were charged to additional paid-in capital.

The holders of Series A Preferred Stock had the right to convert their Series A Preferred Stock shares into shares of Common Stock at any time. The initial conversion was one-for-one. After giving effect to the reverse stock split, the conversion ratio became four-for-one (see Note 3). Upon consummation of the IPO in May 2012, the 49,000,000 outstanding shares of Series A Preferred Stock automatically converted to 12,249,998 shares of Common Stock.

Until the Series A Preferred Stock was converted into shares of common stock, dividends on the Series A Preferred Stock were cumulative and accrued at a rate per annum of $0.07 per share, subject to adjustment for certain dilutive events. The Company was not obligated to pay the dividends unless it declared or paid dividends on any other shares of capital stock or in the event of a liquidation, dissolution or winding up of the Company. As of December 31, 2010 and 2011 and September 30, 2012, dividends of approximately $17.1 million, $20.5 million and $0, respectively, had been accumulated. In liquidation, the holders of Series A Preferred Stock were entitled to receive $1.00 per share plus an amount equal to all accrued unpaid dividends and any dividends declared but unpaid before any distribution to the holders of any shares of Common Stock or any other class or series of stock ranking on liquidation junior to the Series A Preferred Stock. A merger or consolidation in which the Company is a constituent party was deemed to be a liquidation. The Series A Preferred Stock was not redeemable or contingently redeemable.

The holders of the Series A Preferred Stock were entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series A Preferred Stock held were convertible as of the specified record date. The holders of the Series A Preferred Stock were entitled to elect four directors of the Company. Without the affirmative vote of two-thirds of the then outstanding shares of Series A Preferred Stock, the Company was not permitted to, among other things, change the number of directors from nine; create any additional shares of preferred stock; liquidate or dissolve the business affairs of the Company; create or issue any security or obligation that is convertible or exchangeable into securities of the Company; pay dividends or distributions on any shares of stock; or incur any liability for indebtedness that exceeds $500,000.

Common Stock

The holders of the Common Stock are entitled to one vote for each share of Common Stock held. Except for certain matters specified in the Company's amended and restated certificate of incorporation, the holders of Common Stock voted together as a single class on all matters with the holders of the Series A Preferred Stock.

On May 1, 2012, the Company completed its IPO, in which 10 million shares of the Company's Common Stock were sold at a price of $5 per share. Additionally, the underwriters of the Company's IPO exercised the full amount of their over-allotment option resulting in the sale of an additional 449,250 shares of the Company's Common Stock at a price of $5 per share, resulting in cash proceeds to the Company of $52.3 million. The Company realized net proceeds of $47.6 million from the IPO, after applying financing costs of approximately $4.7 million. Upon consummation of the IPO, the 49,000,000 outstanding shares of Series A Preferred Stock automatically converted to 12,249,998 shares of Common Stock.